10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-04 | Fidelity® Total Emerging Markets Fund
Fund Summary Fund/Class: Fidelity® Total Emerging Markets Fund/Fidelity® Total Emerging Markets Fund
Investment Objective
The fund seeks income and capital growth.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Total Emerging Markets Fund}	10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-04 Fidelity® Total Emerging Markets Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Total Emerging Markets Fund}	10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-04 Fidelity® Total Emerging Markets Fund Fidelity Total Emerging Markets Fund-Retail Class
Management fee	0.79%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.47%
Total annual operating expenses	1.26%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Total Emerging Markets Fund}	10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-04 Fidelity® Total Emerging Markets Fund Fidelity Total Emerging Markets Fund-Retail Class USD ($)
1 year	$ 128
3 years	400
5 years	692
10 years	$ 1,523

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of the fund's assets in securities of issuers in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.
  Normally investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), when its outlook is neutral.
  Allocating the fund's assets across emerging markets sectors, using different Fidelity managers.
  Allocating investments across different emerging market countries.
  Analyzing a security's structural features and current pricing, trading opportunities, and the credit, currency, and economic risks of the security and its issuer to select investments.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	11.68%	March 31, 2012
Lowest Quarter Return	-11.10%	September 30, 2015
Year-to-Date Return	23.18%	September 30, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-04 - Fidelity® Total Emerging Markets Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Total Emerging Markets Fund-Retail Class				Nov. 01, 2011
Fidelity Total Emerging Markets Fund-Retail Class | Return Before Taxes	12.22%	4.28%	3.34%
Fidelity Total Emerging Markets Fund-Retail Class | After Taxes on Distributions	11.77%	3.80%	2.87%	Nov. 01, 2011
Fidelity Total Emerging Markets Fund-Retail Class | After Taxes on Distributions and Sales	7.11%	3.30%	2.56%	Nov. 01, 2011
MSCI Emerging Markets Index(reflects no deduction for fees, expenses, or taxes)	11.60%	1.64%	0.54%
Fidelity Total Emerging Markets Composite Index℠(reflects no deduction for fees, expenses, or taxes)	11.25%	3.33%	2.65%
[1]	From November 1, 2011